NET LOSS PER SHARE - Schedule of Calculating Diluted Earnings Per Share (Parenthetical) (Details) - $ / shares	Jan. 30, 2025	Dec. 31, 2024	Mar. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion rate of preferred stock into common stock	$ 10	$ 0.25
Certificate of Designations [Member] | Conversion Rights [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion rate of preferred stock into common stock	$ 5	5
Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion rate of preferred stock into common stock		0.25	$ 0.25
Series A Preferred Stock [Member] | Certificate of Designations [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion rate of preferred stock into common stock			$ 5
Series A Preferred Stock [Member] | Certificate of Designations [Member] | Conversion Rights [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion rate of preferred stock into common stock		$ 5